Accounting Changes - Leases (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating right-of-use assets	$ 3,222	$ 3,566	$ 3,850
Operating lease liabilities	3,435
Finance lease obligations	$ 99	$ 91